Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Goodwill	$ 0	$ 9,020,813		$ 0
Exploration and evaluation assets and mining data	117,577,523	69,810,603		18,455,306
Patents	674,336	615,103		602,867
Other intangible assets	215,484	299,101		92,096
Property and equipment	5,287,258	6,000,357		884,322
Right-of-use assets	1,239,679	1,693,512		352,307
Total non-current assets	124,994,280	87,439,489		20,386,898
Current assets
Inventories	162,003	100,780		49,736
Trade and other receivables	2,115,114	3,822,214		6,005,207
Subscription receivable	0	0		50,000,000
Related party receivable	98,133	1,508,243		0
Cash and cash equivalents	29,283,942	49,391,627		20,535,210
Total current assets	31,659,192	54,822,864		76,590,153
Total assets	156,653,472	142,262,353		96,977,051
Equity
Share capital	7,913	7,828		3,101
Share premium	185,070,706	178,686,328		25,436,656
Shared based payment reserve	275,917,120	265,558,785		25,483,348
Warrant reserves	15,017,257	15,017,257		0
Other reserves	67,732,146	66,412,147		57,731,195
Foreign currency translation reserve	(15,058)	77,933		115,864
Redemption reserve	280,808	280,808		280,808
Accumulated deficit	(454,470,401)	(408,165,162)		(44,290,602)
Total shareholders’ equity	89,540,491	117,875,924		64,760,370
Non-controlling interests	9,786,509	10,437,603		11,226,435
Total equity	99,327,000	128,313,527	[1]	75,986,805	[2]
Non-current liabilities
Lease liabilities	801,048	1,185,145		290,576
Deferred tax liability	529,018	0		0
Long term asset retirement obligation provision	0	0		303,000
Deferred consideration	0	0		3,689,755
Total non-current liabilities	1,330,066	1,185,145		4,283,331
Current liabilities
Lease liabilities	617,648	602,557		105,304
Trade and other payables	4,815,559	8,335,464		16,601,611
Provisions	3,434,062	0		0
Convertible debentures	26,235,808	0		0
Embedded derivative	20,768,000	0		0
Related party payables	125,329	132,048		0
Deferred consideration	0	3,693,612		0
Total current liabilities	55,996,406	12,763,681		16,706,915
Total liabilities	57,326,472	13,948,826		20,990,246
Total equity and liabilities	$ 156,653,472	$ 142,262,353		$ 96,977,051

[1]	Refer to Note 2.2
[2]	Refer to Note 2.2